Subsequent Events	6 Months Ended
Jun. 30, 2020
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Subsequent Events
Note 25. Subsequent Events
The COVID-19 pandemic has also caused and continues to cause significant volatility in the financial markets, undermining investors’ confidence in the growth of countries and businesses. Major stock markets have halted operations on several occasions as persistent market turmoil intensifies and new information becomes available. Currencies in many of the countries where we operate, including the Mexican peso, have suffered a significant depreciation against the U.S. dollar as compared to December 31, 2019, which has increased the cost of some of our raw materials, and therefore negatively affected our financial results. In addition, the long-term economic effects of the COVID-19 pandemic may include lower or negative growth rates in the markets where we operate and reduced demand for our products or a shift to lower margin products. The COVID-19 pandemic has also increased the interest rates for short term loans, and these market conditions, if persisting for an extended duration, could affect our costs of financing. Furthermore, the duration of the COVID-19 pandemic is uncertain, and we cannot predict whether the virus will continue spreading in the territories where we operate or when or if the pandemic will subside.